Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TETON WESTWOOD FUNDS
Entity Central Index Key	0000796229
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000002912
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class AAA
Trading Symbol	WEBAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000
3/16	9,989	10,178	10,113	10,175
3/17	10,828	11,926	11,278	10,230
3/18	11,843	13,594	12,405	10,371
3/19	12,369	14,885	13,091	10,836
3/20	11,837	13,846	13,052	11,900
3/21	14,661	21,649	17,930	12,002
3/22	15,814	25,037	19,488	11,540
3/23	14,742	23,101	17,526	10,985
3/24	16,765	30,004	21,069	11,176
3/25	17,355	32,480	22,211	11,697

AssetsNet	$ 34,747,836
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 138,239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,747,836 Number of Portfolio Holdings99 Portfolio Turnover Rate19% Management Fees$138,239
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002914
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	WBCCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$109	2.20%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,914	9,815	10,178	10,113	10,175
3/17	10,674	10,469	11,926	11,278	10,230
3/18	11,594	11,266	13,594	12,405	10,371
3/19	12,015	11,563	14,885	13,091	10,836
3/20	11,410	10,871	13,846	13,052	11,900
3/21	14,028	13,257	21,649	17,930	12,002
3/22	15,016	14,058	25,037	19,488	11,540
3/23	13,886	12,870	23,101	17,526	10,985
3/24	15,682	14,406	30,004	21,069	11,176
3/25	16,113	14,658	32,480	22,211	11,697

AssetsNet	$ 34,747,836
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 138,239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,747,836 Number of Portfolio Holdings99 Portfolio Turnover Rate19% Management Fees$138,239
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061063
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	WBBIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000
3/16	10,014	10,178	10,113	10,175
3/17	10,886	11,926	11,278	10,230
3/18	11,936	13,594	12,405	10,371
3/19	12,499	14,885	13,091	10,836
3/20	11,991	13,846	13,052	11,900
3/21	14,895	21,649	17,930	12,002
3/22	16,110	25,037	19,488	11,540
3/23	15,054	23,101	17,526	10,985
3/24	17,167	30,004	21,069	11,176
3/25	17,814	32,480	22,211	11,697

AssetsNet	$ 34,747,836
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 138,239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,747,836 Number of Portfolio Holdings99 Portfolio Turnover Rate19% Management Fees$138,239
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002911
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	WEBCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,964	9,565	10,178	10,113	10,175
3/17	10,778	9,930	11,926	11,278	10,230
3/18	11,759	10,398	13,594	12,405	10,371
3/19	12,248	10,395	14,885	13,091	10,836
3/20	11,694	9,527	13,846	13,052	11,900
3/21	14,466	11,313	21,649	17,930	12,002
3/22	15,606	11,719	25,037	19,488	11,540
3/23	14,536	10,477	23,101	17,526	10,985
3/24	16,547	11,445	30,004	21,069	11,176
3/25	17,133	11,372	32,480	22,211	11,697

AssetsNet	$ 34,747,836
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 138,239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,747,836 Number of Portfolio Holdings99 Portfolio Turnover Rate19% Management Fees$138,239
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002922
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class AAA
Trading Symbol	WESRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000
3/16	9,188	10,178	9,270
3/17	10,480	11,926	10,912
3/18	11,917	13,594	12,072
3/19	12,750	14,885	13,018
3/20	12,383	13,846	12,560
3/21	17,974	21,649	21,870
3/22	17,377	25,037	21,387
3/23	15,200	23,101	19,069
3/24	15,423	30,004	17,001
3/25	16,682	32,480	17,001

AssetsNet	$ 12,285,882
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ (8,517)
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,285,882 Number of Portfolio Holdings62 Portfolio Turnover Rate32% Management Fees$(8,517)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Material Fund Change [Text Block]
C000002921
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class C
Trading Symbol	WEICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class C	TETON Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000	10,000
3/16	9,125	9,034	10,178	9,270
3/17	10,318	10,124	11,926	10,912
3/18	11,653	11,333	13,594	12,072
3/19	12,375	11,922	14,885	13,018
3/20	11,921	11,370	13,846	12,560
3/21	17,176	16,268	21,649	21,870
3/22	16,486	15,458	25,037	21,387
3/23	14,313	13,286	23,101	19,069
3/24	14,410	13,244	30,004	17,001
3/25	15,454	14,071	32,480	17,001

AssetsNet	$ 12,285,882
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ (8,517)
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,285,882 Number of Portfolio Holdings62 Portfolio Turnover Rate32% Management Fees$(8,517)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Material Fund Change [Text Block]
C000061065
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class I
Trading Symbol	WESIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000
3/16	9,214	10,178	9,270
3/17	10,536	11,926	10,912
3/18	12,026	13,594	12,072
3/19	12,896	14,885	13,018
3/20	12,549	13,846	12,560
3/21	18,260	21,649	21,870
3/22	17,703	25,037	21,387
3/23	15,516	23,101	19,069
3/24	15,775	30,004	17,001
3/25	17,093	32,480	17,001

AssetsNet	$ 12,285,882
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ (8,517)
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,285,882 Number of Portfolio Holdings62 Portfolio Turnover Rate32% Management Fees$(8,517)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Material Fund Change [Text Block]
C000002919
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class A
Trading Symbol	WEIAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Convertible Securities Fund - Class A	TETON Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000	10,000
3/16	9,167	8,799	10,178	9,270
3/17	10,429	9,608	11,926	10,912
3/18	11,835	10,463	13,594	12,072
3/19	12,633	10,723	14,885	13,018
3/20	12,232	9,967	13,846	12,560
3/21	17,722	13,861	21,649	21,870
3/22	17,134	12,862	25,037	21,387
3/23	14,989	10,804	23,101	19,069
3/24	15,210	10,523	30,004	17,001
3/25	16,420	10,907	32,480	17,001

AssetsNet	$ 12,285,882
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ (8,517)
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,285,882 Number of Portfolio Holdings62 Portfolio Turnover Rate32% Management Fees$(8,517)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Material Fund Change [Text Block]
C000002918
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class AAA
Trading Symbol	WESWX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$82	1.66%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000
3/16	9,944	10,178	9,846
3/17	11,264	11,926	11,738
3/18	12,784	13,594	12,554
3/19	13,400	14,885	13,266
3/20	11,778	13,846	10,988
3/21	16,888	21,649	17,152
3/22	19,131	25,037	19,153
3/23	17,777	23,101	18,021
3/24	20,729	30,004	21,674
3/25	21,162	32,480	23,230

AssetsNet	$ 42,610,005
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 223,034
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,610,005 Number of Portfolio Holdings48 Portfolio Turnover Rate29% Management Fees$223,034
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002916
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class C
Trading Symbol	WEQCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$119	2.41%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,862	9,763	10,178	9,846
3/17	11,098	10,889	11,926	11,738
3/18	12,492	12,148	13,594	12,554
3/19	12,992	12,513	14,885	13,266
3/20	11,347	10,819	13,846	10,988
3/21	16,113	15,256	21,649	17,152
3/22	18,122	17,006	25,037	19,153
3/23	16,719	15,532	23,101	18,021
3/24	19,361	17,831	30,004	21,674
3/25	19,617	17,888	32,480	23,230

AssetsNet	$ 42,610,005
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 223,034
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,610,005 Number of Portfolio Holdings48 Portfolio Turnover Rate29% Management Fees$223,034
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061064
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class I
Trading Symbol	WEEIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$70	1.41%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000
3/16	9,962	10,178	9,846
3/17	11,316	11,926	11,738
3/18	12,871	13,594	12,554
3/19	13,530	14,885	13,266
3/20	11,927	13,846	10,988
3/21	17,140	21,649	17,152
3/22	19,465	25,037	19,153
3/23	18,119	23,101	18,021
3/24	21,200	30,004	21,674
3/25	21,692	32,480	23,230

AssetsNet	$ 42,610,005
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 223,034
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,610,005 Number of Portfolio Holdings48 Portfolio Turnover Rate29% Management Fees$223,034
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002917
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class A
Trading Symbol	WEECX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$82	1.66%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,918	9,521	10,178	9,846
3/17	11,206	10,328	11,926	11,738
3/18	12,691	11,228	13,594	12,554
3/19	13,262	11,264	14,885	13,266
3/20	11,639	9,490	13,846	10,988
3/21	16,654	13,036	21,649	17,152
3/22	18,865	14,176	25,037	19,153
3/23	17,527	12,643	23,101	18,021
3/24	20,457	14,167	30,004	21,674
3/25	20,882	13,883	32,480	23,230

AssetsNet	$ 42,610,005
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 223,034
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$42,610,005 Number of Portfolio Holdings48 Portfolio Turnover Rate29% Management Fees$223,034
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002928
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class AAA
Trading Symbol	WEMMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$74	1.55%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000
3/16	9,280	9,024	11,586
3/17	11,511	11,390	13,354
3/18	12,717	12,733	11,750
3/19	12,313	12,994	14,091
3/20	9,128	9,877	17,235
3/21	16,456	19,245	18,989
3/22	16,305	18,131	13,476
3/23	15,487	16,026	14,671
3/24	17,591	19,184	16,864
3/25	16,467	18,415	16,091

AssetsNet	$ 193,372,775
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,108,698
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$193,372,775 Number of Portfolio Holdings286 Portfolio Turnover Rate1% Management Fees$1,108,698
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002930
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class C
Trading Symbol	WMMCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$110	2.30%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000	10,000
3/16	9,212	9,120	9,024	11,586
3/17	11,342	11,137	11,390	13,354
3/18	12,435	12,099	12,733	11,750
3/19	11,950	11,511	12,994	14,091
3/20	8,790	8,382	9,877	17,235
3/21	15,737	14,923	19,245	18,989
3/22	15,467	14,521	18,131	13,476
3/23	14,588	13,559	16,026	14,671
3/24	16,442	15,146	19,184	16,864
3/25	15,275	13,931	18,415	16,091

AssetsNet	$ 193,372,775
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,108,698
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$193,372,775 Number of Portfolio Holdings286 Portfolio Turnover Rate1% Management Fees$1,108,698
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061067
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class I
Trading Symbol	WEIMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$62	1.30%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000
3/16	9,302	9,024	11,586
3/17	11,569	11,390	13,354
3/18	12,810	12,733	11,750
3/19	12,431	12,994	14,091
3/20	9,242	9,877	17,235
3/21	16,700	19,245	18,989
3/22	16,584	18,131	13,476
3/23	15,795	16,026	14,671
3/24	17,986	19,184	16,864
3/25	16,871	18,415	16,091

AssetsNet	$ 193,372,775
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,108,698
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$193,372,775 Number of Portfolio Holdings286 Portfolio Turnover Rate1% Management Fees$1,108,698
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002927
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class A
Trading Symbol	WMMAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$74	1.55%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000	10,000
3/16	9,252	8,882	9,024	11,586
3/17	11,449	10,551	11,390	13,354
3/18	12,617	11,162	12,733	11,750
3/19	12,185	10,349	12,994	14,091
3/20	9,012	7,348	9,877	17,235
3/21	16,222	12,698	19,245	18,989
3/22	16,069	12,075	18,131	13,476
3/23	15,265	11,012	16,026	14,671
3/24	17,346	12,013	19,184	16,864
3/25	16,230	10,790	18,415	16,864

AssetsNet	$ 193,372,775
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,108,698
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$193,372,775 Number of Portfolio Holdings286 Portfolio Turnover Rate1% Management Fees$1,108,698
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002934
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class AAA
Trading Symbol	WESCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class AAA	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000
3/16	9,399	9,024	9,228
3/17	12,575	11,390	11,938
3/18	14,090	12,733	12,551
3/19	14,009	12,994	12,572
3/20	10,076	9,877	8,846
3/21	20,713	19,245	17,430
3/22	22,506	18,131	18,009
3/23	19,982	16,026	15,675
3/24	23,789	19,184	18,614
3/25	23,286	18,415	18,033

AssetsNet	$ 67,767,996
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 210,449
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$67,767,996 Number of Portfolio Holdings85 Portfolio Turnover Rate36% Management Fees$210,449
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002933
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class C
Trading Symbol	WWSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class C	$97	2.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class C	TETON Westwood SmallCap Equity Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,328	9,235	9,024	9,228
3/17	12,391	12,175	11,390	11,938
3/18	13,771	13,409	12,733	12,551
3/19	13,597	13,107	12,994	12,572
3/20	9,709	9,266	9,877	8,846
3/21	19,802	18,805	19,245	17,430
3/22	21,359	20,095	18,131	18,009
3/23	18,814	17,524	16,026	15,675
3/24	22,228	20,529	19,184	18,614
3/25	21,603	19,752	18,415	18,033

AssetsNet	$ 67,767,996
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 210,449
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$67,767,996 Number of Portfolio Holdings85 Portfolio Turnover Rate36% Management Fees$210,449
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061068
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class I
Trading Symbol	WWSIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class I	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000
3/16	9,421	9,024	9,228
3/17	12,637	11,390	11,938
3/18	14,190	12,733	12,551
3/19	14,141	12,994	12,572
3/20	10,200	9,877	8,846
3/21	21,020	19,245	17,430
3/22	22,896	18,131	18,009
3/23	20,386	16,026	15,675
3/24	24,326	19,184	18,614
3/25	23,867	18,415	18,033

AssetsNet	$ 67,767,996
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 210,449
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$67,767,996 Number of Portfolio Holdings85 Portfolio Turnover Rate36% Management Fees$210,449
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002931
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class A
Trading Symbol	WWSAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class A	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class A	TETON Westwood SmallCap Equity Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,371	8,997	9,024	9,228
3/17	12,512	11,531	11,390	11,938
3/18	13,980	12,369	12,733	12,551
3/19	13,866	11,777	12,994	12,572
3/20	9,949	8,112	9,877	8,846
3/21	20,424	15,987	19,245	17,430
3/22	22,187	16,672	18,131	18,009
3/23	19,701	14,212	16,026	15,675
3/24	23,451	16,241	19,184	18,614
3/25	22,945	15,255	18,415	18,033

AssetsNet	$ 67,767,996
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 210,449
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$67,767,996 Number of Portfolio Holdings85 Portfolio Turnover Rate36% Management Fees$210,449
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com